    As filed with the Securities and Exchange Commission on August 27, 2002

                                                     Registration Nos. 333-85183
                                                                   and 811-09547

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                          Pre-Effective Amendment No.                  [ ]
                         Post-Effective Amendment No. 4                |X|
                                      and
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      [ ]
                                  ACT OF 1940
                                Amendment No. 5                        |X|

                       FARMERS ANNUITY SEPARATE ACCOUNT A
                       ----------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:

John R. Patton, FLMI, FLHC, CLU, ChFC
Assistant Vice President and Secretary
Farmers New World Life Insurance Company
3003 - 77th Avenue, S.E.
Mercer Island, Washington  98040

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC  20004-2415


It is proposed that this filing will become effective:
     |X| Immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] On __________ pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
     [ ] On __________ pursuant to paragraph (a) of Rule 485

                               -------------------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable annuity contracts.

Registrant hereby incorporates by reference into this Post-Effective Amendment No. 4 the Prospectus and Statement of Additional Information for the Farmers Variable Annuity contract filed in Post-Effective Amendment No. 3 to this Registration Statement for Farmers Annuity Separate Account A, File No. 333-85183 (April 26, 2002).

                             PROSPECTUS SUPPLEMENT
                              DATED AUGUST 27, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                          THE FARMERS VARIABLE ANNUITY
            AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                   THROUGH THE
                       FARMERS ANNUITY SEPARATE ACCOUNT A

        The purpose of this supplement is to offer five new investment choices to owners of the Farmers Variable Annuity, and to inform owners of a change in name for one portfolio.

        PLEASE USE THIS SUPPLEMENT WITH YOUR FARMERS VARIABLE ANNUITY PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

        As of September 3, 2002, the following Strategic Asset Management Portfolios of the WM Variable Trust (the "WM SAM Portfolios") are available as new investment choices in the Farmers Variable Annuity:

            -  WM SAM Balanced Portfolio (Class 2 Shares)

            -  WM SAM Conservative Balanced Portfolio (Class 2 Shares)

            -  WM SAM Conservative Growth Portfolio (Class 2 Shares)

            -  WM SAM Flexible Income Portfolio (Class 2 Shares)

            -  WM SAM Strategic Growth Portfolio (Class 2 Shares)

        You can allocate new premiums and transfer Contract Value into one or more subaccounts that invest in the WM SAM Portfolios. You can also include the WM SAM Portfolios in your instructions to us regarding the automatic asset rebalancing, dollar cost averaging and/or systematic withdrawal program by calling us at our Service Center at 1-877-376-8008. You may not participate in an asset allocation model during the period when you are invested in a WM SAM Portfolio.

        The date of prospectus for the Farmers Variable Annuity is revised to August 27, 2002, and the prospectus is amended as follows:

1.      THE FRONT COVER

The first full paragraph on the front cover is revised to read:

        The Farmers Variable Annuity Contract (the "Contract") has 36 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 35 subaccounts. The subaccounts invest in the following 35 portfolios:

All other references to 31 investment options or 30 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 36 investment options or 35 subaccounts or portfolios.

The following information is added to the front cover and to page 4 under the heading "Investment Options":

            WM VARIABLE TRUST -- CLASS 2 SHARES

            Strategic Asset Management Portfolios

            -  WM SAM Balanced Portfolio

            -  WM SAM Conservative Balanced Portfolio

            -  WM SAM Conservative Growth Portfolio

            -  WM SAM Flexible Income Portfolio

            -  WM SAM Strategic Growth Portfolio

2.      THE FEE TABLE

The following information is added to the "Annual Portfolio Expenses" table on pages 10 through 12:

----------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL
                                                    MANAGEMENT    12b-1    OTHER                   ANNUAL
NAME OF PORTFOLIO                                      FEES       FEES*    FEES     EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
Strategic Asset Management Portfolios
----------------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio**                           0.10%       0.25%    0.00%      0.93%       1.28%
----------------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio**              0.10%       0.25%    0.00%      1.14%       1.49%
----------------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio**                0.10%       0.25%    0.00%      0.98%       1.33%
----------------------------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio**                    0.10%       0.25%    0.00%      0.90%       1.25%
----------------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio**                   0.10%       0.25%    0.00%      1.07%       1.42%
----------------------------------------------------------------------------------------------------------

* 12b-1 fees represent servicing fees that are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Policy owners investing in these portfolios.

** Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain Funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests.

        The Fee Table above shows estimated combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio may invest. The estimates assume a constant allocation by each Portfolio of its assets among the Funds identical to the actual allocation of the Portfolio at December 31, 2001. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Funds, the expenses of the Funds, and/or the Portfolio's expenses.

3.      THE EXPENSE EXAMPLES

The following information is added to the table on pages 13 through 15 under the heading "Examples":


--------------------------------------------------------------------------------------------------------
ASSUMES YOU SURRENDER OR ANNUITIZE
THE CONTRACT                                          EXAMPLE 1                    EXAMPLE 2
--------------------------------------------------------------------------------------------------------
                                                1      3       5      10      1      3       5      10
Subaccount                                     YEAR  YEARS   YEARS   YEARS  YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
Strategic Asset Management Portfolios
--------------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio                       91    140     198     332    86     126     174     284
--------------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio          93    146     205     339    88     132     182     291
--------------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio            91    141     200     334    87     127     176     286
--------------------------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio                91    139     197     331    86     125     172     283
--------------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio               92    144     203     337    88     130     179     289
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
ASSUMES YOU DO NOT SURRENDER OR
ANNUITIZE THE CONTRACT                                  EXAMPLE 3                    EXAMPLE 4
--------------------------------------------------------------------------------------------------------
                                                1      3       5      10      1      3       5      10
Subaccount                                     YEAR  YEARS   YEARS   YEARS  YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
Strategic Asset Management Portfolios
--------------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio                       31     95     160     332    26      80     135     284
--------------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio          33    101     168     339    28      86     143     291
--------------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio            31     96     162     334    26      81     137     286
--------------------------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio                31     94     159     331    26      79     134     283
--------------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio               32     99     165     337    27      84     141     289
--------------------------------------------------------------------------------------------------------

4.      INVESTMENT OBJECTIVES OF THE WM SAM PORTFOLIOS

The following information is added to page 17 under the heading "Investment Objectives of the Portfolios":

-------------------------------------------------------------------------------------------------
PORTFOLIO                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------
                               Seeks to provide as high a level of total return (consisting of
WM SAM BALANCED PORTFOLIO      reinvested income and capital appreciation) as is consistent with
(CLASS 2 SHARES)               reasonable risk.  The investment adviser is WM Advisors, Inc.
-------------------------------------------------------------------------------------------------
                               Seeks to provide a high level of total return (consisting of
WM SAM CONSERVATIVE            reinvestment income and capital appreciation), consistent with a
BALANCED PORTFOLIO             moderate degree of principal risk. The investment adviser is WM
(CLASS 2 SHARES)               Advisors, Inc.
-------------------------------------------------------------------------------------------------
WM SAM CONSERVATIVE
GROWTH PORTFOLIO               Seeks to provide long-term capital appreciation. The investment
(CLASS 2 SHARES)               adviser is WM Advisors, Inc.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
WM SAM FLEXIBLE INCOME         Seeks to provide a high level of total return (consisting of
PORTFOLIO (CLASS 2 SHARES)     reinvestment income with some capital appreciation). The
                               investment adviser is WM Advisors, Inc.
-------------------------------------------------------------------------------------------------
WM SAM STRATEGIC GROWTH        Seeks to provide long-term capital appreciation.  The investment
PORTFOLIO (CLASS 2 SHARES)     adviser is WM Advisors, Inc.
-------------------------------------------------------------------------------------------------


5.      ASSET ALLOCATION MODELS

The following information is added to page 23 under the heading "Asset Allocation Models":

        You may not participate in an asset allocation model during the period when you are invested in a WM SAM Portfolio.

6.      CHANGE IN NAME FOR THE SCUDDER HIGH YIELD PORTFOLIO

On or about October 7, 2002, all references in the prospectus to the "Scudder High Yield Portfolio" will be changed to the "Scudder High Income Portfolio." For more information, see the supplement to the prospectus for the Scudder High Yield Portfolio.

          PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)            FINANCIAL STATEMENTS

               All required financial statements are included in Part B of this Registration Statement.

(b)            EXHIBITS

    (1)        Certified resolution of the Board of Directors of Farmers New World Life
               Insurance Company (the "Company") authorizing establishment of Farmers Annuity
               Separate Account A (the "Separate Account").(2)

    (2)        Not applicable.
    (3)  (a)   Distribution Agreement between Farmers New World Life Insurance Company and
               Investors Brokerage Services, Inc.(3)

         (b)   Investors Brokerage Services, Inc. Registered Representative Agreement.(3)

         (c)   Distribution Agreement between Farmers New World Life Insurance Company and
               Farmers Financial Solutions, LLC.(5)

         (d)   Farmers Financial Solutions, LLC Registered Representative Agreement.(5)

    (4)  (a)   Revised Form of Contract for the Individual Flexible Premium Variable
               Annuity.(3)

         (b)   Revised Guaranteed Minimum Death Benefit Rider.(3)

         (c)   Revised Guaranteed Retirement Income Benefit Rider.(3)

         (d)   Waiver of Surrender Charge Rider -- Terminal Illness.(3)

         (e)   Waiver of Surrender Charge Rider -- Nursing Care.(3)

         (f)   Savings Incentive Match Plan for Employees(SIMPLE) Individual Retirement
               Annuity Amendment Rider.(7)

         (g)   Individual Retirement Annuity Amendment Rider.(7)

         (h)   Roth Individual Retirement Annuity Endorsement.(7)

    (5)  (a)   Form of Application for the Individual Flexible Premium Variable Annuity.(3)

         (b)   Form of Variable Policy Application Supplement.(4)

         (c)   Revised Variable Policy Application Supplement.(6)(7)

    (6)  (a)   Articles of Incorporation of Farmers New World Life Insurance Company.(1)

         (b)   By-Laws of Farmers New World Life Insurance Company.(1)

    (7)        Not Applicable.
    (8)  (a)   Participation Agreement among Kemper Variable Series, Scudder Kemper
               Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life
               Insurance Company.(4)

         (b)   Participation Agreement between Scudder Variable Life Investment Fund and
               Farmers New World Life Insurance Company.(4)

         (c)   Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers
               New World Life Insurance Company.(4)

         (d)   Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus
               Capital Corporation and Farmers New World Life Insurance Company.(4)

         (e)   Participation Agreement among Farmers New World Life Insurance Company, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC.(4)

         (f)   Participation Agreement among Franklin Templeton Variable Insurance Products
               Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life
               Insurance Company.(3)

         (g)   Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New
               World Life Insurance Company.(3)

         (h)   Form of Master Administration Agreement between McCamish Systems, L.L.C. and
               Farmers New World Life Insurance Company.(3)

         (i)   Amendment No. 1 to Participation Agreement among Franklin Templeton Variable
               Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers
               New World Life Insurance Company.(5)

         (j)   Amendment No. 2 to Participation Agreement among Franklin Templeton Variable
               Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers
               New World Life Insurance Company.(5)

         (k)   Amendment No. 1 to Participation Agreement among Farmers New World Life
               Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors
               LLC.(5)

         (l)   Amendment No. 1 to Participation Agreement between Scudder Variable Life
               Investment Fund and Farmers New World Life Insurance Company.(5)

         (m)   Participation Agreement among Calvert Variable Series, Inc., Calvert
               Distributors, Inc. and Farmers New World Life Insurance Company.(5)

         (n)   Participation Agreement between Dreyfus Variable Investment Fund and the
               Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life
               Insurance Company.(5)

         (o)   Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman,
               Sachs & Co. and Farmers New World Life Insurance Company.(5)

         (p)   Participation Agreement (Service Shares) among Janus Aspen Series, Janus
               Capital Corporation and Farmers New World Life Insurance Company.(5)

         (q)   Participation Agreement among Variable Insurance Products Funds, Fidelity
               Distributors Corporation and Farmers New World Life Insurance Company.(5)

         (r)   Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc.
               and Farmers New World Life Insurance Company.(5)

         (s)   Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds
               Distributor, Inc. and Farmers New World Life Insurance Company.(6)

         (t)   Master Administration Agreement between McCamish Systems, LLC and Farmers New
               World Life Insurance Company dated as of April 1, 2001.(6)

         (u)   Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds
               Distributor, Inc. and Farmers New World Life Insurance Company.(7)

    (9)        Opinion and Consent of M. Douglas Close, Esq.(7)
    (10) (a)   Consent of Sutherland Asbill & Brennan LLP.(7)

         (b) (i) Consent of PricewaterhouseCoopers LLP.(7)

             (ii) Consent of Deloitte & Touche LLP.(7)

    (11)       No financial statements will be omitted from Item 23.
    (12)       Not applicable.
    (13)       Schedule of Performance Computations.(4)(5)
    (14)       Not applicable.
    (15)       Powers of Attorney.(2)(5)(7)


--------------

(1) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on July 29, 1999 (File No. 333-84023).

(2) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 26, 2002 (File Nos. 333-85183 and 811-09547).

(7) Filed herewith.

ITEM 25.       DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE
               COMPANY

Name and Principal Business Address               Position and Office with Depositor
-----------------------------------               ----------------------------------
Jerry J. Carnahan(2)                              Chief Marketing Officer and Director
Martin D. Feinstein(2)                            Chairman of the Board and Director
Paul N. Hopkins(2)                                Director
Michael W. Keller(1)                              Vice President and Director
Ryan R. Larson(1)                                 Vice President, Actuary and Director
C. Paul Patsis(1)                                 President, Chief Executive Officer and
                                                  Director
James I. Randolph(1)                              Vice President, Assistant Secretary and
                                                  Director
Gary R. Severson(4)                               Director
Richard M. Shriver(1)                             Director
John F. Sullivan, Jr.(5)                          Director
Sharylee Barnes, M.D.(1)                          Medical Director
M. Douglas Close(2)                               Vice President and General Counsel
Sharon D. Courlas, M.D.(1)                        Vice President and Medical Director

David A. Demmon(1)                                  Assistant Treasurer
Gerald A. Dulek(2)                                  Assistant Vice President
Gerald E. Faulwell(2)                               Vice President and Assistant Treasurer
Laszlo G. Heredy(2)                                 Vice President
Doren E. Hohl(2)                                    Assistant Secretary
Paul F. Hott(1)                                     Assistant Vice President
Kathleen D. Katovich(2)                             Assistant Secretary
Hubert L. Mountz(2)                                 Assistant Treasurer
Link R. Murphy, M.D.(3)                             Assistant Medical Director
John R. Patton(1)                                   Assistant Vice President and Secretary
Christopher R. Pflug(2)                             Assistant Secretary
Maryann M. Seltzer(2)                               Assistant Secretary

Principal business address is:

    1.   3003 -- 77th Avenue, S.E., Mercer Island, WA  98040
    2.   4680 Wilshire Blvd., Los Angeles, CA  90010
    3.   2500 Farmers Way, Columbus, OH  43235
    4.   801 2nd Ave., Seattle, WA 98104
    5.   1201 3rd Ave., #3390, Seattle, WA 98101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)     HOLDING %
                                                                ----------------     ---------
ARGENTINA
    Zurich Argentina Cla. de Seguros, Buenos Aires                    N/L            100.00
    Eagle Star (International Life) Ltd., Buenos Aires                 L             Branch
    Zurich Iguazu Compania de Seguros de Retiro S.A. Buenos
        Aires                                                          L             100.00

AUSTRALIA
    Zurich Australian Insurance Ltd., Sydney                           N             100.00
    Zurich Australia Ltd., Sydney                                      L             100.00
    Zurich Financial Services Australia Ltd., Sydney                   N             100.00
    Zurich Insurance Company, Australian Branch, Sydney                R             Branch

AUSTRIA
    Zurich Kosmos Versicherungen AG, Vienna                           N/L             99.98

BAHAMAS
    Micoba Holdings Ltd., Nassau                                       N             100.00

BELGIUM
    Zurich Insurance Company, Brussels                                 N             Branch
    Zurich Life Insurance Company Ltd., Brussels                       L             Branch
    Zurich International Belgique S.A. Brussels                        N             100.00
    Zurich Universal S.A., Antwerpen                                   N             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)     HOLDING %
                                                                ----------------     ---------
BERMUDA
    BG Investments Ltd., Hamilton                                      N             100.00
    Centre Group Holdings Ltd., Hamilton                               R             100.00
    Centre Life Reinsurance Ltd., Hamilton                             R             100.00
    Centre Reinsurance Ltd., Hamilton                                  R             100.00
    Centre Reinsurance (U.S.) Ltd., Hamilton                           R             100.00
    CentreLine Reinsurance Ltd., Hamilton                              R             100.00
    Centre Solutions (Bermuda) Ltd., Hamilton                          R             100.00
    Centre Solutions (U.S.) Ltd., Hamilton                             R             100.00
    Coral Shield Insurance Co. Ltd. Hamilton                           R             100.00
    ZCM Holdings (Bermuda) Ltd., (and subsidiaries), Hamilton
                                                                       N             100.00
    Zurich Asia Holdings Ltd., Hamilton                                N              90.00
    Global Asset Holdings Ltd., Hamilton                               N             100.00
    Zurich Insurance Company, Bermuda Branch, Hamilton                 N             Branch
    Zurich International (Bermuda) Ltd., Hamilton                      N             100.00
    Berlin Ltd., Hamilton                                              N             100.00
    ZG Investments II Ltd., Pembroke                                   A             100.00
    ZG Investments III Ltd., Pembroke                                  N             100.00
    ZG Investments Ltd., Hamilton                                      N             100.00
    Zurich Global Energy Ltd., Hamilton                                N             100.00

BOLIVIA
    La Boliviana Ciacruz des Seguros y Reasaguros S.A., La Paz         N              51.00


BRAZIL
    Zurich Brasil Seguros S.A., Sao Paulo                             N/L            100.00
    Zurich Participacoes et Representatcoas Lida, Sao Paulo            N             100.00

CANADA
    Peopleplus Insurance Company, Toronto                              N             100.00
    World Travel Protection Canada, Inc., Toronto                      N             100.00
    Zurich Insurance Company, Canadian Branch, Toronto                 N             Branch
    Zurich Canadian Holdings, Ltd., Toronto                            N             100.00
    Zurich Life Insurance Company of Canada, Toronto                   L             100.00
    Zurich Life of Canada Holdings Ltd., Toronto                       L             100.00

CHILE
    Chilena Consolidada Seguros Generales S.A., Santiago de
        Chile                                                          N              76.56
    Chilena Consolidada Seguros de Vida S.A., Santiago de
        Chile                                                          L              98.94
    Inversiones Sulzo Chilena S.A., Santiago de Chile                  N             100.00
    Zurich Investments Chile S.A., Santiago de Chile                   A             100.00

CHINA
    Zurich Insurance Company, Representative Offices in
        Beijing and Shanghai                                           N          Rep. Offices


                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)     HOLDING %
                                                                ----------------     ---------
    Eagle Star Insurance Company, Representative Office,
        Beijing                                                        N           Rep. Office

CYPRUS
    Rimswell Investments Ltd., Limassol                                N             100.00

CZECH REPUBLIC
    Zurich Poijstovna, Prague                                          N             Branch

DENMARK
    Zurich Forsikring, Copenhagen                                      N             Branch

ESTONIA
    Zurich Kindlustuse Eesti AS, Tallinn                               N             100.00

FINLAND
    Zurich Insurance Company, Helsinki                                 N             Branch

FRANCE
    Zurich Insurance Company, Paris                                    N             Branch
    Zurich Epaigne Cie d'Assurances, Paris                             L             100.00
    Zurich International (France) Cie d'Assurances S.A., Paris
                                                                       N             100.00
    Zurich Life Insurance Company Ltd., Paris                          L             Branch
    ZURITEL Cie d'Assurances S.A., Paris                               N             100.00

GERMANY
    DA Deutsche Allgemeine Versicherung AG, Frankfurt                  N             100.00
    DA Deutsche Allgemeine Leben Versicherung AG, Frankfurt

                                                                       L             100.00
    Patria Versicherung AG, Cologne                                    N              99.57
    Neckura Lebensversicherung AG, Oberursel                           L             100.00
    Neckura Versicherung AG, Oberursel                                 N             100.00
    Zurich Beteiligungs-AG (Deutschland), Frankfurt                    N             100.00
    Zurich Agrippina Krankenversicherung AG, Cologne                   N             100.00
    Zurich Insurance Company, Frankfurt                                N             Branch
    Zurich Investmentgesellschaft mbH, Frankfurt                       A              80.00
    Zurich Life Insurance Company Ltd., Frankfurt                      L             Branch
    Zurich Agrippina Versicherung AG, Frankfurt                        N              99.6
    Zurich Agrippina Lebensversicherung AG, Frankfurt                  L              99.20

GUAM
    Zurich Insurance (Guam), Inc., Agana                               N             100.00

HONG KONG
    Paofoong Insurance Company (Hong Kong) Ltd., Hong Kong             N              60.00
    Wing Hang Zurich Insurance Company Ltd., Hong Kong                 N              35.00
    Zurich Insurance Company (Asia) Ltd., Hong Kong                    N             100.00
    Centre Representatives (Asia) Ltd., Hong Kong                      R             100.00
    Eagle Star Insurance Company Ltd., Hong Kong                       N             Branch

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)     HOLDING %
                                                                ----------------     ---------

    Eagle Star Life Assurance Company Limited, Hong Kong
                                                                       L             Branch

HUNGARY
    Rimswell Hungary Consulting, Budapest                              R             100.00
    ZurichBiztosito Rt., Budapest                                      N             100.00

INDONESIA
    PT Zurich Insurance Indonesia, Jakarta                             N              80.00
    PT Zurich Insurance Indonesia, Jakarta                             L              77.50

IRELAND
    Centre Finance Dublin International, Dublin                        R             100.00
    Centre Insurance International Company, Dublin                     R             100.00
    Centre Reinsurance International Company, Dublin                   R             100.00
    Eagle Star Insurance Company (Ireland) Ltd., Dublin                N             100.00
    Eagle Star Life Assurance Co. of Ireland Limited, Dublin           L             100.00
    Orange Stone Holdings, Dublin                                      R             100.00
    Orange Stone Reinsurance, Dublin                                   R             100.00
    Zurich Insurance Company, Dublin                                   N             Branch
    Zurich Bank, Dublin                                                A             100.00

ITALY
    Ebacei S.p.A., Milan                                               N             100.00
    La Sicurta 1879 Societa per Azioni di Ass. e Riass, Milan          N             100.00
    Zurich Insurance Company, Milan                                    N             Branch
    Zurich International (Italia) S.p.A., Milan                        N             100.00
    Zurich Investments Life S.p.A., Milan                              L             100.00
    Zurich Investments SGR S.p.A., Milan                               A             100.00
    Zurich Investments Sim S.p.A., Milan                               A             100.00
    Zurich Investments Gest Sim S.p.A., Milan                          A             100.00
    ZurigoSim S.p.A.                                                   A             100.00

JAPAN
    Zurich Insurance Company, Tokyo                                    N             Branch
    Zurich Life Insurance Company Ltd., Tokyo                          L             Branch

KOREA, REPUBLIC OF
    Zurich Insurance Company Korea Representative Office,
        Seoul                                                          N           Rep. Office

LATVIA
    AAS Zurich Latvia Ltd., Riga                                       N             100.00

LIECHTENSTEIN
    Zurich Insurance Company, Vaduz                                    N             Branch

LITHUANIA
    UADB Zurich Draudimas, Vilnius                                     N             100.00

LUXEMBOURG
    Zurich Eurolife S.A., Luxembourg                                   L             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)     HOLDING %
                                                                ----------------     ---------
    Zurich Insurance Company, Luzembourg                               N             Branch

MALAYSIA
    Zurich Insurance (Malaysia Sdn. Bhd, Kuala Lumpur                  N              83.38

MALTA
    Eagle Star Malta Limited, La Valletta                              N             100.00

MAURITIUS
    ZurichFinance (Mauritius) Ltd., Port Louis                         N             100.00

MEXICO
    Zurich, Compania de Seguros S.A., Mexico City                      N              99.70
    Zurich Vida, Compania De Seguros, S.A.                             L              99.99
    Zurich Afore S.A. de S.V., Admin.-de Fondos p.al Retiro,
        Mexico City                                                    A              90.90

MOROCCO
    Zurich Compaignie Marocaine d'Assurances, Casablanca               N              89.06

NETHERLANDS
    Zurich Insurance Company, Leidschendam                             N             Branch
    Zurich International (Netherland) N.V., Leidschendam               N             100.00
    Zurich Leven N.V., Leidschendam                                    L             100.00
    Zurich Life Insurance Company Ltd., The Hague                      L             Branch
    Zurich Atrium B.V., Amsterdam                                      N             100.00

NETHERLANDS ANTILLES
    Z.I.C. International N.V., Curacao                                 N             100.00
    Cursud N.V., Curacao                                               N             100.00

NORWAY
    Zurich Insurance Company, Oslo                                     N             Branch
    Zurich Holding Norge AS, Oslo                                      N             100.00
    Zurich Protector Forsikring A/S                                    N             100.00

PHILIPPINES
    Zurich General Insurance Philippines, Inc., Metro Manila           N             100.00
    Zurich Life Insurance, Philippines, Inc., Metro Manila             N             100.00

POLAND
    Zurich Insurance Company, (Poland) SA, Warsaw                      N             100.00
    Zurich Life Insurance Company (Poland) SA, Warsaw                  L             100.00
    Zurich Polska Sp. z.o.o., Warsaw                                   A             100.00
    Zurich Open Pension Fund Company, Warsaw                           A             100.00
    Zurich Sp. z.o.o., Warsaw                                          A             100.00

PORTGUAL
    Zurich Companhia de Seguros S.A., Lisbon                           N             100.00
    Companhia de Seguros Eagle Star Vida S.A., Lisbon                  L             100.00
    Zurich Life Insurance Company Ltd., Lisbon                         L             Branch

                                                                CORE BUSINESS        HOLDING %
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)
                                                                ----------------   ------------
RUSSIA
    Zurich Insurance Company (Russia) Ltd., Moscow                     L              49.00

SINGAPORE
    Zurich Insurance (Singapore) Pte Limited, Singapore                N             100.00

SLOVAKIA
    Zurich Poistovna a.s. Bratislava                                   N             Branch

SOUTH AFRICA
    South African Eagle Insurance Company Limited,
        Johannesburg                                                   N              83.50

SPAIN
    Zurich Espana Compania de Seguros y Reasaguros, S.A.,
        Barcelona                                                      N              99.78
    Zurich Vida, Compania de Seguros y Reasaguros, S.A.,
        Madrid                                                         L             100.00

SRI LANKA
    Eagle Insurance Company Ltd., Colombo                             N/L             51.00
    Eagle NDB Fund Management Company Ltd., Colombo                    A              51.00
    Zurich NDB Finance Lanka (Private) Ltd., Colombo                   N              58.44

SWEDEN
    Zurich Insurance Company, Stockholm                                N             Branch

SWITZERLAND
    Alpina Insurance Company Ltd., Zurich                              N             100.00
    Assuricum Company Ltd., Zurich                                     N             100.00
    Centre Solutions AG, Zurich                                        R             100.00
    INZIC AG, Zug                                                      N             100.00
    La Genevoisa, Cie generale d'Assurances, Geneva                    L             100.00
    La Genevoisa, Cie d'Assurances sur la Vie, Geneva                  L             100.00
    Orion Rechtsschutz-Versicherungsgesellschaft, Basel                N              56.00
    Rud, Blass & Cie AG, Bankgeschaft, Zurich                          A             100.00
    Turegum Insurance Company, Zurich                                  R             100.00
    Zurich Insurance Company, Zurich                                   N             100.00
    Zurich Insurance Company, Swiss Branch, Opfikon                    N             Branch
    Zurich Group Holding, Zurich                                       N             100.00
    Zurich Invest Bank AG, Effretikon                                  A             100.00
    Zurich Life Insurance Company Limited, Zurich                      L             100.00
    Zurich Financial Services, Zurich                                  N             100.00

TAIWAN
    Zurich Insurance Company (Taiwan) Ltd., Taipei                     N              96.56
    Zurich Life Insurance Company Ltd., Taipei                         L             Branch
    Zurich Securities Investment Trust Company Ltd., Taipei            A             100.00

THAILAND

                                                                CORE BUSINESS        HOLDING %
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)
                                                                ----------------   ------------
    Thai Zurich Insurance Co., Ltd., Bangkok                           N              25.00
    Zurich National Life Assurance Company Ltd., Bangkok               L              25.00

UNITED KINGDOM
    Allied Dunbar Assurance p.l.c., Swindon                            L             100.00
    Eagle Star Group Services Ltd., London                             N             100.00
    Eagle Star Holdings Ltd., London                                   N             100.00
    Eagle Star Insurance Company Limited, London                       N             100.00
    Eagle Star (International Life) Limited, Isle of Man               L             100.00
    Eagle Star Life Assurance Company Limited, London                  L             100.00
    Gresham Investment Trust p.l.c., London                            A             100.00
    Sterling Assurance p.l.c., Swindon                                 L             100.00
    Turegum Insurance Company                                          R             Branch
    Zurich Insurance Company, Portsmouth                               N             Branch
    Zurich Financial Services (UKISA) Limited, London                  N             100.00
    Zurich Financial Services (Jersey) Limited, Jersey                 N             100.00
    Zurich GSG Ltd., Wilmslow                                          N             100.00
    Zurich Holdings (UK) Ltd., Portsmouth                              N             100.00
    Zurich Insurance (Jersey) Limited, Jersey                          N             100.00
    Zurich International (UK) Ltd., London                             N             100.00
    Zurich Life Assurance Company Limited, Portsmouth                  L             100.00
    Zurich Specialties London Ltd., London                             R             100.00
    Allied Dunbar Assurance Limited, Isle of Man                       L             100.00
    Allied Zurich Holdings Limited, Jersey                             N             100.00
    Centre Reinsurance Representatives Ltd., London                    R           Rep. Office
    Allied Zurich p.l.c., London                                       N             100.00
    Zurich Scudder Investments Holdings, London                        A             100.00
    Zurich Financial Services UK IFA Group Limited, London             L             100.00

UNITED STATES OF AMERICA
    Cedar Hill Holdings, Inc., Scottsdale                              R             100.00
    Centre Group Holdings (U.S.) Ltd., New York                        R             100.00
    Centre Insurance Company, Wilmington                               R             100.00
    Daniels-Head Management Corp., Austin (and subsidiaries)           N             100.00
    Empire Fire & Marine Insurance Company, Omaha                      N             100.00
    Empire Indemnity Insurance Company, Omaha                          N             100.00
    Farmers Group, Inc., Los Angeles                                   F             100.00
    Farmers New World Life Insurance Company, Mercer Island            L             100.00
    Farmers Reinsurance Company, Los Angeles                           R             100.00
    Federal Kemper Life Assurance Company, Long Grove                  L             100.00
    Kemper Corporation, Schaumburg                                     L             100.00
    Kemper Investors Life Insurance Company, Long Grove                L             100.00
    PMG Asset Management, Inc., West Palm Beach                        A             100.00
    Ris Enterprise Management Limited, New York                        N             100.00
    Zurich Scudder Investments, Inc., New York                         N             100.00
    Universal Underwriters Insurance Company, Overland Park            N             100.00

                                                                CORE BUSINESS        HOLDING %
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)
                                                                ----------------   ------------
    Universal Underwriters Life Insurance Company, Overland            L             100.00
        Park
    Universal Underwriters of Texas Insurance Company,
        Overland Park                                                  N             100.00
    ZC Resource LLC, New York                                          R             100.00
    ZC Specialty Insurance Company, Stamford                           R             100.00
    ZC Sterling Corporation, New York                                  R             100.00
    ZGA US Limited, New York                                           R             100.00
    Zurich American Insurance Company (and subsidiaries),
        Schaumburg                                                     N             100.00
    Zurich Finance (USA), Inc., Schaumburg                             N             100.00
    Zurich Holding Company of America, Inc., Schaumburg                N             100.00
    Zurich Life Insurance Company of America, Long Grove               L             100.00
    Zurich Reinsurance Centre Holdings, Inc., New York                 R             100.00
    Zurich Payroll Solutions Ltd., New York                            R             100.00

VENEZUELA
    Zurich Seguros S.A., Caracas                                      N/L             89.67
    Zurich Internacional de Venezuela, C.A. de Corretajel de
        Reasaguros, Caracas                                            N             100.00

VIETNAM
    Zurich Insurance Company, Representative Office, Ho Chi
        Minh City                                                      N           Rep. Office


Legend:
               A  Asset Management                N    Non-life
               F  Farmers Management Services     R    Reinsurance
               L  Life

ITEM 27.       NUMBER OF CONTRACTOWNERS

        As of June 30, 2002, there were 1,304 Non-Qualified Contracts and 1,831 Qualified Contracts issued.

ITEM 28.       INDEMNIFICATION

        Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47. (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

        (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

        (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITER

        (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

       (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

     Name and Principal Business Address       Positions and Offices with the Underwriter
     -----------------------------------       ------------------------------------------
     Brian S. Cohen                              President and Director(1)
     C. Paul Patsis                              Chairman of the Board, Vice President and
                                                 Director(2)
     James E. Hansen                             Director(3)
     Paul N. Hopkins                             Director(4)
     Gerald A. McElroy                           Director(5)
     Bardea C. Huppert                           Vice President and Chief Operating Officer(1)
     Steven K. Klein                             Vice President and Chief Compliance Officer(1)
     Mark Peterson                               Vice President and Chief Marketing Officer(1)
     Doren E. Hohl                               Secretary(4)
     Jon S. Arina                                Treasurer(1)

(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.
(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington
    98040.
(3) The principal business address is 2840 Echo Hill Way, Orange, California
    92867.
(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles,
    California 90010.
(5) The principal business address is 79-050 Via Corta, LaQuinta, California
    92253.

       (c)(1)                (2)                (3)                (4)                (5)
      Name of          Net Underwriting
     Principal          Discounts and     Compensation on       Brokerage
    Underwriter          Commissions         Redemption        Commissions       Compensation
    -----------        ----------------   ---------------      -----------       ------------
Farmers Financial
Solutions, LLC              N/A                N/A             $2,417,908.35         N/A


ITEM 30.       LOCATION OF BOOKS AND RECORDS

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Farmers New World Life Insurance Company at 3003 -- 77th Avenue, S.E., Mercer Island, WA 98040 and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31.       MANAGEMENT SERVICES

        All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.       UNDERTAKINGS AND REPRESENTATIONS.

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

        (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

        (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farmers Annuity Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 4 to its registration statement to be signed on its behalf, in the City of Mercer Island, and the State of Washington, on this 23 day of August, 2002.

                                            FARMERS ANNUITY
                                            SEPARATE ACCOUNT A (Registrant)


Attest:    /s/ John R. Patton                  By:  /s/ C. Paul Patsis
           ------------------                       ------------------
           John R. Patton                           C. Paul Patsis
           Assistant Vice President                 President
               and Secretary                        Farmers New World Life
           Farmers New World Life                       Insurance Company
               Insurance Company

                                            FARMERS NEW WORLD LIFE
                                            INSURANCE COMPANY (Depositor)


Attest:    /s/ John R. Patton                  By:  /s/ C. Paul Patsis
           ------------------                       ------------------
           John R. Patton                           C. Paul Patsis
           Assistant Vice President                 President
               and Secretary                        Farmers New World Life
           Farmers New World Life                       Insurance Company
               Insurance Company

    As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                          Title                           Date
---------                                          -----                           ----
/s/ Jerry J. Carnahan               Chief Marketing Officer and              August 23, 2002
---------------------------         Director
Jerry J. Carnahan*

/s/ Martin D. Feinstein             Chairman of the Board and Director       August 23, 2002
---------------------------
Martin D. Feinstein*

/s/ Paul N. Hopkins                 Director                                 August 23, 2002
---------------------------
Paul N. Hopkins*

/s/ Michael W. Keller               Vice President and Director              August 23, 2002
---------------------------
Michael W. Keller*

/s/ Ryan R. Larson                  Vice President, Actuary and Director     August 23, 2002
---------------------------
Ryan R. Larson*

/s/ C. Paul Patsis                  President, Chief Executive Officer       August 23, 2002
---------------------------         and Director
C. Paul Patsis*                     (Principal Executive Officer)

/s/ James I. Randolph               Vice President, Assistant Secretary      August 23, 2002
---------------------------         and Director
James I. Randolph*

/s/ Gary R. Severson                Director                                 August 23, 2002
---------------------------
Gary R. Severson*

/s/ Richard M. Shriver              Director                                 August 23, 2002
---------------------------
Richard M. Shriver*

/s/ John F. Sullivan, Jr.           Director                                 August 23, 2002
---------------------------
John F. Sullivan, Jr.*

/s/ David A. Demmon                 Assistant Treasurer                      August 26, 2002
---------------------------         (Principal Financial Officer and
David A. Demmon                     Principal Accounting Officer)




/s/ C. Paul Patsis                  On August 23, 2002, as Attorney-in-Fact pursuant to powers
---------------------------
* By:  C. Paul Patsis               of attorney filed herewith or by previous amendment.


                                 EXHIBIT INDEX

Exhibit 4(f)         Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement
                     Annuity Amendment Rider
Exhibit 4(g)         Individual Retirement Annuity Amendment Rider
Exhibit 4(h)         Roth Individual Retirement Annuity Endorsement
Exhibit 5(c)         Revised Variable Policy Application Supplement
Exhibit 8(u)         Amendment No. 2 to Participation Agreement among WM Variable Trust, WM
                     Funds Distributor, Inc. and Farmers New World Life Insurance Company
Exhibit 9            Opinion and Consent of M. Douglas Close, Esq.
Exhibit 10(a)        Consent of Sutherland Asbill & Brennan LLP
Exhibit 10(b)(i)     Consent of PricewaterhouseCoopers LLP
Exhibit 10(b)(ii)    Consent of Deloitte & Touche LLP
Exhibit 15           Powers of Attorney